GOVERNMENT GRANTS	12 Months Ended
Mar. 31, 2025
Disclosure of government grants [abstract]
GOVERNMENT GRANTS [Text Block]

20. GOVERNMENT GRANTS

The Company has entered into agreements with various government agencies under which the Company is entitled to receive assistance and cost recoveries for specific research and development activities. The Company was successful in securing funding with the National Research Council for the Industrial Research Assistance Program for an HVAC project which included funding to offset both labour and third-party testing costs. The Company has also secured funding for ZENArmor Pigment Synthesis, Substrate Preparation and Coating from Public Works and Government Services Canada. Lastly, the Company has secured funding from Downsview Aerospace Innovation & Research Centre ("DAIR") Green Fund for passive icephobic coating testing.

Government grants received or receivable during the years ended March 31, 2025 and 2024 were as follows:

	2025	2024
	$	$
National Research Council	-	46,322
Public Works and Government Services Canada	-	304,391
DAIR Green Fund	-	67,500
Total government grants received or receivable	-	418,213